SEGMENT REPORTING (Details) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment community	Dec. 31, 2016 USD ($) community	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of reportable business segments | segment										2
Revenues [Abstract]
Resident fees and services										$ 336,739	$ 359,472	$ 277,324
Rental revenue										112,391	112,966	111,154
Less: Property operating expense										230,045	243,027	189,543
Segment NOI		$ 53,732	$ 54,346	$ 55,618	$ 55,389	$ 57,053	$ 57,103	$ 57,935	$ 57,320	219,085	229,411	198,935
Depreciation and amortization										139,942	184,546	160,318
Interest expense										93,597	91,780	75,021
Acquisition, transaction, and integration expense										2,453	3,942	13,444
Management fees and incentive compensation to affiliate										18,225	18,143	14,279
General and administrative expense										15,307	15,194	15,233
Loss on extinguishment of debt										3,902	245	5,091
Other expense										1,702	727	1,629
Operating expenses										275,128	314,577	285,015
Gain on sale of real estate										71,763	13,356	0
(Loss) income before income taxes		36,760	(14,619)	3,268	(9,689)	(2,394)	(19,459)	(27,883)	(22,074)	15,720	(71,810)	(86,080)
Income tax expense (benefit)		3,239	(80)	147	206	408	782	(525)	(226)	3,512	439	(3,655)
Net income (loss)		33,521	$ (14,539)	$ 3,121	$ (9,895)	(2,802)	$ (20,241)	$ (27,358)	$ (21,848)	12,208	(72,249)	(82,425)
Assets		$ 2,508,027				$ 2,821,728				$ 2,508,027	$ 2,821,728
Percentage of assets (in hundredths)		100.00%				100.00%				100.00%	100.00%
Managed Properties
Segment Reporting Information [Line Items]
Capital expenditures										$ 20,000	$ 17,200	11,400
Revenues [Abstract]
Resident fees and services										336,739	359,472	277,324
Rental revenue										0	0	0
Less: Property operating expense										230,045	243,027	189,543
Segment NOI										106,694	116,445	87,781
Assets		$ 1,430,957				$ 1,639,726				$ 1,430,957	$ 1,639,726
Percentage of assets (in hundredths)		57.10%				58.10%				57.10%	58.10%
Nonsegment and Other
Revenues [Abstract]
Assets	[1]	$ 96,404				$ 30,900				$ 96,404	$ 30,900
Percentage of assets (in hundredths)	[1]	3.80%				1.10%				3.80%	1.10%
Triple Net Lease
Segment Reporting Information [Line Items]
Capital expenditures										$ 700	$ 4,100	0
Revenues [Abstract]
Resident fees and services										0	0	0
Rental revenue										112,391	112,966	111,154
Less: Property operating expense										0	0	0
Segment NOI										112,391	112,966	$ 111,154
Assets		$ 980,666				$ 1,151,102				$ 980,666	$ 1,151,102
Percentage of assets (in hundredths)		39.10%				40.80%				39.10%	40.80%
Geographic Concentration Risk | Segment revenue
Major Customers [Abstract]
Number of Communities | community										133	152
Percentage of total revenues (in hundredths)										100.00%	100.00%
Geographic Concentration Risk | Segment revenue | Florida
Major Customers [Abstract]
Number of Communities | community										15	26
Percentage of total revenues (in hundredths)										18.00%	19.80%
Geographic Concentration Risk | Segment revenue | Texas
Major Customers [Abstract]
Number of Communities | community										13	19
Percentage of total revenues (in hundredths)										12.20%	12.00%
Geographic Concentration Risk | Segment revenue | California
Major Customers [Abstract]
Number of Communities | community										11	11
Percentage of total revenues (in hundredths)										10.20%	10.00%
Geographic Concentration Risk | Segment revenue | North Carolina
Major Customers [Abstract]
Number of Communities | community										9	9
Percentage of total revenues (in hundredths)										6.60%	6.40%
Geographic Concentration Risk | Segment revenue | Pennsylvania
Major Customers [Abstract]
Number of Communities | community										7	7
Percentage of total revenues (in hundredths)										6.20%	6.00%
Geographic Concentration Risk | Segment revenue | Oregon
Major Customers [Abstract]
Number of Communities | community										9	9
Percentage of total revenues (in hundredths)										5.00%	5.30%
Geographic Concentration Risk | Segment revenue | Other
Major Customers [Abstract]
Number of Communities | community										69	71
Percentage of total revenues (in hundredths)										41.80%	40.50%

[1]	Primarily consists of corporate cash which is not directly attributable to our reportable business segments.